Earnings (Loss) Per Share - Reconciliation of Basic and Diluted Earnings Per Share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$ 2,547		$ 0		$ 4,049	[1]	$ 0		$ 0
Exchange of Partnership units	(9,479)				(111,042)
Net loss attributable to common stockholders, diluted	$ (10,150)				$ (106,993)
Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic (in shares)	42,084,366	[2]	0	[2]	39,984,515	[1],[3],[4]	0	[3]	0	[3]
Exchange of Partnership Units (in shares)	144,235,246
Diluted (in shares)	188,872,053	[2]	0	[2]	184,219,761	[1],[3],[4]	0	[3]	0	[3]
Basic EPS
Net income attributable to common stockholders, basic	$ 2,547				$ 4,049
Weighted-average shares, basic (in shares)	42,084,366	[2]	0	[2]	39,984,515	[1],[3],[4]	0	[3]	0	[3]
Net income per share attributable to common stockholders, basic (in dollars per share)	$ 0.06	[2]	$ 0	[2]	$ 0.10	[1],[3],[4]	$ 0	[3]	$ 0	[3]
Diluted EPS
Net loss attributable to common stockholders, diluted	$ (10,150)				$ (106,993)
Weighted-average shares, diluted (in shares)	188,872,053	[2]	0	[2]	184,219,761	[1],[3],[4]	0	[3]	0	[3]
Net income per share attributable to common stockholders, diluted (in dollars per share)	$ (0.05)	[2]	$ 0	[2]	$ (0.58)	[1],[3],[4]	$ 0	[3]	$ 0	[3]
Private Warrants
Numerator for earnings (loss) per share calculation:
Exercise of warrants	$ (431)
Denominator for earnings (loss) per share calculation:
Exercise of warrants - incremental shares under the treasury stock method (in shares)	307,858
Public Warrants
Numerator for earnings (loss) per share calculation:
Exercise of warrants	$ (2,787)
Denominator for earnings (loss) per share calculation:
Exercise of warrants - incremental shares under the treasury stock method (in shares)	2,244,583

[1]	For discussion on the restatement adjustments, see Note 4.
[2]	There were no shares of Class A common stock outstanding prior to November 17, 2020, therefore no earnings (loss) per share information has been presented for any period prior to that date.
[3]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).
[4]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).